SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,612,329		$ 1,622,286	$ 6,404,839	$ 5,065,682
Provision of services	436,096		533,707	620,176	753,281
Total revenue	2,048,425		2,155,993	7,025,015	5,818,963
Segment loss				25,668,383	14,480,485
Finance and other costs	1,039,990		366,000	2,859,730	410,494
Depreciation				461,358	234,403
Amortization				5,417	6,771
Change in fair value of derivative liability	(56,707)		(1,837,618)	982,093	(1,860,107)
Loss on write down of inventory				516,112	15,091
Net loss for the period	$ 12,831,393	$ 9,624,296	$ 5,169,797	30,493,093	13,356,783
Loss on write-off of notes receivable					69,646
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods				6,404,839	5,065,682
Provision of services				620,176	753,281
Total revenue				7,025,015	5,818,963
Segment loss				9,696,333	4,873,571
Finance and other costs				2,859,730	403,392
Depreciation				459,212	226,771
Amortization				5,417	6,771
Change in fair value of derivative liability
Loss on write down of inventory				516,112	15,091
Net loss for the period				13,536,804	5,525,596
Loss on write-off of notes receivable
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss				15,972,050	9,606,914
Finance and other costs					7,102
Depreciation				2,146	7,632
Amortization
Change in fair value of derivative liability				982,093	(1,860,107)
Loss on write down of inventory
Net loss for the period				$ 16,956,289	7,831,187
Loss on write-off of notes receivable					$ 69,646